Commitments and Contingencies - Schedule of Future Minimum Capital Expenditures on the Construction-in-progress (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
2021	$ 219,228
2022		$ 363,485
2023		$ 31,822
Total	219,228
Capital Expenditure Commitment [Member]
2021	3,790,645
2022	1,106,957
2023
2024
2025	541,928
Total	$ 5,439,530